Operating Revenue (Schedule of Operating Revenue) (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 4,081	$ 3,362	$ 11,457	$ 9,631
Other revenues	[1]	188	89	640	374
NGL Midstream
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		36	108	129	170
Alternative Revenue
Public Utilities General Disclosures [Line Items]
Other revenues		9		44
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		501	532	1,595	1,428
Other revenues		1	1	3	3
Dominion Energy Gas Holdings, LLC | NGL Midstream
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1	3	4	8
Dominion Energy Gas Holdings, LLC | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		12		19
Dominion Energy and Virginia Electric and Power | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers			10		11
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		2,250	2,210	6,116	5,787
Other revenues	[1],[2]	14	$ 22	51	$ 22
Virginia Electric and Power Company | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		11		14
Virginia Electric and Power Company | Alternative Revenue
Public Utilities General Disclosures [Line Items]
Other revenues		$ 9		$ 35

[1]	Amounts above include alternative revenue of $9 million and $44 million at Dominion Energy and $9 million and $35 million at Virginia Power for the three and nine months ended September 30, 2019, respectively.
[2]	See Notes 10 and 20 for amounts attributable to related parties and affiliates.